UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22624

Northern Lights ETF Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street,  Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

          80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period: 10/31/13

Item 1.  Schedule of Investments.

	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited)
	October 31, 2013
Shares		Value
	COMMON STOCKS - 59.8%
	AUTO MANUFACTURERS - 0.7%
37,457	Ford Otomotiv Sanayi A.S.	$ 528,225

	BANKS - 1.3%
62,857	Banco Santander SA	559,606
15,578	National Australia Bank Ltd.	521,786
		1,081,392
	CHEMICALS - 1.9%
28,202	CVR Partners LP	500,585
42,337	PetroLogistics LP	548,264
2,516	Terra Nitrogen Co. LP	514,094
		1,562,943
	COAL - 1.4%
201,900	Indo Tambangraya Megah Tbk	535,463
26,724	Natural Resource Partners LP	571,894
		1,107,357
	COMMERCIAL SERVICES - 1.5%
32,839	RR Donnelley & Sons Co.	609,820
21,576	Stonemor Partners LP	566,370
		1,176,190
	ELECTRIC - 2.0%
29,192	CPFL Energia SA - ADR	492,761
140,216	Energias de Portugal SA	517,732
14,958	RWE AG	553,733
		1,564,226
	ENGINEERING & CONSTRUCTION - 1.9%
13,957	Bouygues SA	547,081
137,488	Sydney Airport	546,464
62,834	UGL Ltd.	439,284
		1,532,829
	GAS - 0.6%
14,567	Global Partners LP	520,042

	INSURANCE - 0.7%
65,597	Catlin Group Ltd.	539,016

	INVESTMENT COMPANIES - 0.6%
38,166	Chesapeake Granite Washington Trust	467,915

	MINING - 0.6%
12,785	KGHM Polska Miedz SA	518,367

	OFFICE & BUSINESS EQUIPMENT - 0.7%
7,158	Neopost SA	543,416

	OIL & GAS - 8.0%
27,448	BreitBurn Energy Partners LP	527,551
18,723	Calumet Specialty Products Partners LP	558,133
18,541	Legacy Reserves LP	494,118
31,963	LRR Energy LLC	526,750
21,832	Mid-Con Energy Partners LP	542,525
26,586	Northern Tier Energy LP	618,390
31,303	QR Energy LP	567,210
38,537	SandRidge Mississippian Trust I	474,776
36,107	SandRidge Permian Trust	516,691
10,822	Suburban Propane Partners LP	515,993
71,661	Surgutneftegas SP ADR	526,708
39,726	Whiting USA Trust II Trust	535,506
		6,404,351
	OIL & GAS SERVICES - 1.3%
17,859	Exterran Partners LP	554,343
22,179	PAA Natural Gas Storage LP	505,238
		1,059,581
	PIPELINES - 3.4%
18,719	Cheniere Energy Partners LP	578,979
9,979	Energy Transfer Partners LP	528,588
12,750	NuStar Energy LP	549,780
22,247	PVR Partners LP	582,649
10,388	TC Pipelines LP	529,892
		2,769,888
	REAL ESTATE - 3.8%
665,301	Argosy Property Ltd.	506,677
488,247	Capital Property Fund	521,840
651,662	Fountainhead Property Trust	501,869
1,306,624	SA Corporate Real Estate Fund Nominees Pty Ltd.	523,370
1,276,064	Shenzhen Investment Ltd.	510,202
201,752	Sycom Property Fund	534,045
		3,098,003
	REITS - 16.6%
240,360	Abacus Property Group	531,253
37,430	Artis Real Estate Investment Trust	516,844
7,519	Befimmo SCA	540,827
241,909	BWP Trust	527,792
951,000	Cambridge Industrial Trust	537,115
274,447	CFS Retail Property Trust Group	538,905
146,084	Charter Hall Retail REIT	559,844
23,061	CommonWealth REIT	561,997
11,906	Corio NV	520,909
6,238	Fonciere Des Regions	536,505
519,000	Frasers Commercial Trust	540,189
612,070	Goodman Property Trust	521,872
18,174	Hospitality Properties Trust	533,952
49,644	Inland Real Estate Corp.	530,694
185,451	Investa Office Fund	547,108
110	Kenedix Realty Investment Corp.	492,930
568,290	Kiwi Income Property Trust	515,122
584,000	Mapletree Logistics Trust	515,959
1,663,360	Prosperity REIT	499,862
21,669	Senior Housing Properties Trust	533,924
823,000	Starhill Global REIT	537,865
11,593	Sun Communities, Inc.	516,700
385,000	Suntec Real Estate Investment Trust	532,738
12,113	Vastned Retail NV	561,630
7,139	Wereldhave NV	557,233
		13,309,769
	RETAIL - 1.2%
183,932	David Jones Ltd.	474,580
22,976	Ferrellgas Partners LP	525,231
		999,811

	TELECOMMUNICATIONS - 9.6%
20,674	Bell Aliant Inc.	522,839
792,685	Cable & Wireless Communications PLC	595,253
16,009	CenturyLink, Inc.	542,065
35,382	Deutsche Telekom AG	558,802
366,809	Magyar Telekom Telecommunications PLC - ADR	507,406
22,737	Mobile Telesystems SP-ADR	518,404
30,384	Mobistar SA	529,922
40,527	Orange SA	557,845
265,931	Telecom Corp. of New Zealand Ltd.	517,323
33,028	Telefonica Czech Republic AS	541,431
192,536	Telekomunikacja Polska SA	625,512
111,039	Telstra Corp., Ltd.	545,618
22,264	Vivendi SA	566,691
38,472	VTech Holdings Ltd.	552,265
		7,681,376
	TRANSPORTATION - 2.0%
57,123	Capital Product Partners LP	534,671
11,035	Martin Midstream Partners LP	518,645
34,878	Navios Maritime Partners LP	545,143
		1,598,459

	TOTAL COMMON STOCKS (Cost $47,451,599)	48,063,156

Principal ($)
	BONDS & NOTES - 38.7%
	ADVERTISING - 0.7%
540,000	Lamar Media Corp., 5.000%, due 5/1/2023	514,350

	AUTO PARTS & EQUIPMENT - 0.7%
495,000	Goodyear Tire & Rubber Co., 6.500%, due 3/1/2021	523,462

	BANKS - 1.3%
555,000	Bancolombia SA, 5.125%, due 9/11/2022	530,025
523,000	Royal Bank of Scotland Group PLC, 6.125%, due 12/15/2022	540,717
		1,070,742
	COAL - 1.3%
492,000	Peabody Energy Corp., 6.000%, due 11/15/2018	519,060
512,000	Peabody Energy Corp., 6.250%, due 11/15/2021	528,640
		1,047,700
	COMMERCIAL SERVICES - 0.6%
500,000	Iron Mountain, 6.000%, due 8/15/2023	508,750

	ELECTRIC - 0.6%
476,000	DPL, Inc., 7.250%, due 10/15/2021	495,040

	FOOD - 1.3%
480,000	Post Holdings, Inc., 7.375%, due 2/15/2022	511,800
500,000	Smithfield Foods, Inc., 6.625%, due 8/15/2022	526250
		1,038,050
	HOME BUILDERS - 0.6%
540,000	Lennar Corp., 4.750% due 11/15/2022	511,650

	HOUSEHOLD PRODUCTS/WARES - 0.6%
487,000	ACCO Brands Corp., 6.750% due 4/30/2020	489,435

	IRON & STEEL - 0.7%
494,000	United States Steel Corp., 7.375%, due 4/1/2020	521,170

	MEDIA - 0.6%
500,000	DISH DBS Corp., 5.875%, due 7/15/2022	511,875

	MINING - 0.7%
604,000	AngloGold Ashanti Holdings PLC, 5.125%, due 8/1/2022	536,876

	OIL & GAS - 3.8%
510,000	Berry Petroleum Co., 6.375%, due 9/15/2022	525,300
528,000	Newfield Exploration Co., 5.625%, due 7/1/2024	538,560
455,000	PBF Holding Co. LLC, 8.250%, due 2/15/2020	475,475
559,015	Petroleos De Venezuela SA, 5.000%, due 10/28/2015	484,946
540,000	QEP Resources, Inc., 5.250%, due 5/1/2023	519,750
500,000	Unit Corp., 6.625%, due 5/15/2021	522,500
		3,066,531
	OIL & GAS SERVICES - 0.7%
506,000	Key Energy Services, Inc., 6.750%, due 3/1/2021	514,855

	PHARMACEUTICALS - 0.7%
504,000	Endo Health Solutions, Inc., 7.000%, due 7/15/2019	538,020

	PIPELINES - 1.9%
449,000	Energy Transfer Equity LP, 7.500%, due 10/15/2020	518,595
528,000	Regency Energy Partners LP, 5.500%, due 4/15/2023	526,680
500,000	Tesoro Logistics LP, 6.125%, due 10/15/2021	517,500
		1,562,775
	RETAIL - 0.7%
482,000	AmeriGas Finance Corp., 7.000%, due 5/20/2022	520,560

	SOVEREIGN - 19.3%
580,000	Brazilian Government International Bond, 2.625%, due 1/5/2023	517,650
496,000	Brazilian Government International Bond, 5.625%, due 1/7/2041	505,920
437,000	Columbia Government International Bond, 6.125%, due 1/18/2041	494,903
400,000	Columbia Government International Bond, 8.125%, due 5/21/2024	530,000
503,000	Hungary Government International Bond, 4.125%, due 2/19/2018	508,030
508,000	Hungary Government International Bond, 5.375%, due 2/21/2023	505,993
506,000	Hungary Government International Bond, 6.375%, due 3/29/2021	549,643
479,000	Hungary Government International Bond, 7.625%, due 3/29/2041	539,474
347,000	Irish Government Bond, 5.400%, due 3/13/2025	535,795
564,000	Isreal Government International Bond, 4.500%, due 1/30/2043	516,203
340,000	Italy Buoni Poliennali Del Tres, 5.750%, due 2/1/2033	524,097
351,000	Italy Buoni Poliennali Del Tres, 5.500%, due 9/1/2022	536,141
548,000	Mexican Government International Bond, 4.750%, due 3/8/2044	513,750
420,000	Panama Government International Bond, 7.125%, due 1/29/2026	521,850
464,000	Peruvian Government International Bond, 5.625%, due 11/18/2050	487,664
398,000	Portugal Obrigacoes Do Tesouro OT, 4.350%, due 10/16/2017	529,348
422,000	Portugal Obrigacoes Do Tesouro OT, 4.800%, due 6/15/2020	537,552
359,000	Portugal Obrigacoes Do Tesouro OT, 6.400%, due 2/15/2016	510,334
494,000	South Africa Government International Bond, 4.665%, due 1/17/2024	487,825
492,000	South Africa Government International Bond, 5.500%, due 3/9/2020	533,820
485,000	South Africa Government International Bond, 5.875%, due 9/16/2025	517,228
350,000	Spain Government Bond, 4.800%, due 1/31/2024	504,592
344,000	Spain Government Bond, 5.850%, due 1/31/2022	536,759
335,000	Spain Government Bond, 5.900%, due 7/30/2026	525,202
652,000	Turkey Government International Bond, 3.250%, due 3/23/2023	572,945
451,000	Turkey Government International Bond, 5.625%, due 3/30/2021	481,442
551,000	Turkey Government International Bond, 6.000%, due 1/14/2041	553,755
400,000	Turkey Government International Bond, 7.000%, due 3/11/2019	456,500
671,000	Venezuela Government International Bond, 7.650%, due 4/21/2025	490,836
458,000	Venezuela Government International Bond, 13.625%, due 8/15/2018	486,625
		15,511,876
	TELECOMMUNICATIONS - 1.3%
538,000	CenturyLink, Inc., 5.800%, due 3/15/2022	532,620
513,000	Frontier Communications Corp., 7.125%, due 1/15/2023	532,237
		1,064,857

	TRANSPORTATION - 0.6%
509,000	Gulfmark Offshore, Inc., 6.375%, due 3/15/2022	512,817

	TOTAL BONDS & NOTES (Cost $30,916,162)	31,061,391

	TOTAL INVESTMENTS - 98.5% (Cost $78,367,761)(a)	$ 79,124,547
	OTHER ASSETS LESS LIABILITIES - 1.5%	1,241,207
	NET ASSETS - 100.0%	$ 80,365,754

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $78,540,468 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 3,610,414
	Unrealized Depreciation:	(3,026,335)
	Net Unrealized Appreciation:	$ 584,079
ADR - American Depository Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser  to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 48,063,156	$ -	$ -	$ 48,063,156
Bonds and Notes	-	31,061,391	-	31,061,391
Total	$ 48,063,156	$ 31,061,391	$ -	$ 79,124,547

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights ETF Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  12/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  12/30/13

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 12/30/13